Stockholders Equity (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 22, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 29, 2023
Share price	$ 25.6	$ 2.0	$ 8.4	$ 107.2
Risk-free interest rate	5.39%	3.80%	4.80%
Expected life	5 years 6 months		4 years 3 months 18 days
Volatility	132.00%	141.00%	157.00%
Top (Member)
Expected life		5 years
Bottom (Member)
Expected life		4 years 9 months 18 days